Borrowings - Additional Information (Details) ZAR in Billions									12 Months Ended
	Dec. 29, 2017 USD ($)	Dec. 29, 2017 CAD	Dec. 13, 2017 USD ($)	Dec. 04, 2017 USD ($)	Dec. 04, 2017 CAD	Nov. 29, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 15, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 21, 2017 USD ($)	Dec. 04, 2017 CAD	Aug. 31, 2017 USD ($)	Aug. 31, 2017 ZAR	Jul. 11, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal									$ 6,396,900,000	$ 4,783,500,000
Loss on repurchase of borrowings									$ (28,600,000)	0
Maximum ratio of consolidated debt to consolidated capitalization									0.35
Required minimum of shareholders' equity balance									$ 9,500,000,000.0
Debt to consolidated capitalization ratio, actual									0.24		0.24
Shareholders’ equity attributable to shareholders of Fairfax									$ 13,811,100,000	9,820,100,000
Holding Company
Disclosure of detailed information about borrowings [line items]
Principal									3,492,000,000	3,490,800,000
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal									1,568,100,000	863,400,000
Loss on repurchase of borrowings									(28,600,000)	0
7.50% due August 19, 2019 | Holding Company
Disclosure of detailed information about borrowings [line items]
Principal		CAD 388,400,000							$ 0	298,300,000	CAD 400,000,000.0
Interest rate		7.50%							7.50%		7.50%
Payments for redemption of debt	$ 340,600,000	CAD 430,600,000						$ 9,700,000
Loss on repurchase of borrowings	$ 26,000,000	CAD 32,800,000
Repayment of debt								8,700,000
Purchase consideration payable due 2017 | Holding Company
Disclosure of detailed information about borrowings [line items]
Principal									$ 0	131,300,000
Extinguishment of debt amount			$ 124,900,000
4.25% Due 2027
Disclosure of detailed information about borrowings [line items]
Principal | CAD											CAD 650,000,000.0
Interest rate									4.25%		4.25%
4.25% Due 2027 | Holding Company
Disclosure of detailed information about borrowings [line items]
Principal									$ 518,800,000	0	CAD 650,000,000.0		CAD 650,000,000
Interest rate				4.25%					4.25%		4.25%		4.25%
Issuance price				$ 99.992
Net proceeds from borrowings				509,500,000	CAD 646,800,000
Borrowing costs capitalised				$ 2,400,000	CAD 3,100,000
The credit facility | Holding Company
Disclosure of detailed information about borrowings [line items]
Principal									$ 0	200,000,000
Net proceeds from borrowings						$ 45,000,000
Revolving credit facility available										1,000,000,000		$ 2,000,000,000
Short term draw									0
Fairfax Africa floating rate term loan due January 31, 2018 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal									150,000,000	0				$ 150,000,000
Cash collateral														150,000,000
Fairfax India floating rate term loan due September 16, 2018 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt amount							$ 225,000,000
Fairfax India floating rate term loan due July 11, 2018 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal									400,000,000	225,000,000						$ 400,000,000
Fairfax Africa Credit Facility | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal														153,900,000	ZAR 2
Cash collateral														$ 162,000,000
7.50%, 7.25%, and 6.40% unsecured senior notes | Holding Company
Disclosure of detailed information about borrowings [line items]
Repayment of debt								250,000,000
7.25% Due June 22, 2020 | Holding Company
Disclosure of detailed information about borrowings [line items]
Principal									$ 213,300,000	205,100,000	CAD 275,000,000.0
Interest rate									7.25%		7.25%
Payments for redemption of debt								6,600,000
Repayment of debt								5,800,000
6.40% Due May 25, 2021 | Holding Company
Disclosure of detailed information about borrowings [line items]
Principal									$ 315,700,000	$ 298,300,000	CAD 400,000,000.0
Interest rate									6.40%		6.40%
Payments for redemption of debt								3,700,000
Repayment of debt								$ 3,300,000